Business Combinations (Details) - Apr. 23, 2025 - YOOX Net-a-Porter Group S.p.A (YNAP) € / shares in Units, € in Millions	EUR (€) shares € / shares	$ / shares
Business Combinations
Percentage of voting interests acquired	100.00%
Consideration transferred	€ 330.2
Consideration transferred fair value	€ 345.6
Number of shares issued | shares	49,741,342
Share price used to calculate value of shares transferred as consideration in business combination | (per share)	€ 6.95	$ 7.93
Shortfall on net financial position	€ 15.3
Bargain purchase gain	€ 623.5